Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and December 31, 2013 (in millions):

		Fair Value Measurements			Fair Value Measurements
		at December 31, 2014			at December 31, 2013
	Balance Sheet Location	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)	Total
Assets:
Derivatives designated as cash flow hedges
Interest rate	Other assets, net	$—	$—	$—	$—	$174.1	$174.1
Foreign currency	Trade and notes receivable, net	—	6.0	6.0	—	—	—
Derivatives designated as net investment hedges
Foreign currency	Inventories and other current assets, net	—	2.1	2.1	—	—	—
Foreign currency	Other assets, net	—	75.9	75.9	—	—	—
Derivatives not designated as hedging instruments
Interest rate	Other assets, net	—	88.9	88.9	—	—	—
Other
Investments held in a rabbi trust	Inventories and other current assets, net	1.1	—	1.1
Investments held in a rabbi trust	Other assets, net	5.2	—	5.2	8.9	—	8.9

Total assets at fair value		$6.3	$172.9	$179.2	$8.9	$174.1	$183.0

Liabilities:
Derivatives designated as cash flow hedges
Interest rate	Other liabilities, net	$—	$25.6	$25.6	$—	$—	$—
Derivatives designated as net investment hedges
Foreign currency	Other liabilities, net	—	—	—	—	25.9	25.9
Other
ERP liabilities	Other accrued liabilities	—	1.1	1.1	—	2.8	2.8
ERP liabilities	Other liabilities, net	—	5.2	5.2	—	6.0	6.0

Total liabilities at fair value		$—	$31.9	$31.9	$—	$34.7	$34.7